Business combination (Details) $ / shares in Units, $ / shares in Units, $ in Thousands			12 Months Ended
	Apr. 29, 2022 USD ($) item $ / shares	Apr. 20, 2022 CAD ($) $ / shares	Dec. 31, 2022 USD ($)
Business combination
Percentage of ownership interest acquired	100.00%
Cash	$ 2,600,000	$ 3,750
Holdback payable	400,000		$ 377,465
Fair value of 1,900,000 common shares of the Company	16,131,000
Total consideration transferred	$ 19,131,000
Represents the cash held in trust.			27,009
Price per share | $ / shares		$ 0.07
Holigen and RPK
Business combination
Percentage of ownership interest acquired	100.00%
Cash consideration	$ 3,000,000
Number of shares issued in acquisition | item	1,900,000
Cash	$ 2,600,000
Holdback payable	$ 400,000
Total consideration transferred			19,131,000
Price per share | $ / shares	$ 8.49
Number of common shares | item	1,900,000
Acquisition-related costs			$ 250,000
Holigen and RPK | Apolo Capital Advisory
Business combination
Number of shares issued in acquisition | item	96,354
Number of common shares | item	96,354
Holigen and RPK | Sintra, Lisbon, Portugal
Business combination
Number of square foot held | item	20,000
Holigen and RPK | Aljustrel, Portugal [Member]
Business combination
Number of square foot held | item	180